Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Oct. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO 1(2)	Compensation Actually Paid to PEO 1(3)	Summary Compensation Table Total for PEO 2(2)	Compensation Actually Paid to PEO 2(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)(3)	Value of Fixed $100 Investment Based on Total Shareholder Return(4)	Net Income/(Loss) (in thousands)
2025	$799,405	$1,253,858	$4,228,259	$7,731,465	$2,415,456	$4,147,772	206.87	$(39,678)
2024	$987,073	$920,147			$1,065,372	$1,036,353	56.86	$(12,536)
2023	$269,127	$(88,448)			$687,402	$716,567	67.47	$(32,901)

Named Executive Officers, Footnote	The following table lists the PEOs and non-PEO NEOs for each fiscal year.

Year	PEOs	Non-PEO NEOs
2025	Kurt Workman, Jonathan Harris	Amanda Twede Crawford
2024	Kurt Workman	Amanda Twede Crawford, Jonathan Harris
2023	Kurt Workman	Kathryn Scolnick, Jonathan Harris
			Kurt Workman (“PEO 1”) was our PEO until October 1, 2025, when he transitioned to the Executive Chairman role and Jonathan Harris was appointed as our PEO for the remainder of 2025. Jonathan Harris (“PEO 2”) served as our PEO until April 6, 2026, when Kurt Workman was reappointed as our PEO. The amounts in this column represent the amounts from the “Total” column set forth in the Summary Compensation Table for the applicable year. Compensation for each individual PEO is presented separately in the table above in accordance with SEC rules.
Adjustment To PEO Compensation, Footnote	The dollar amounts represented in this columns represent the amounts of “compensation actually paid” (“CAP”), as computed in accordance with Item 402(v) of Regulation S-K. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our named executive officers during the applicable year. For the periods presented, CAP reflects adjustments to the amounts reported in the Summary Compensation Table, as described below in the reconciliations. For purposes of calculating CAP, the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive and Director Compensation–2025 Summary Compensation Table” for additional information).
RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL TO COMPENSATION ACTUALLY PAID FOR PEO 1

Year	2025
Summary Compensation Table Total	$799,405
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(217,829)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$410,077
Plus(/Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$450,409
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$(188,204)
Compensation Actually Paid	$1,253,858

RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL TO COMPENSATION ACTUALLY PAID FOR PEO 2

Year	2025
Summary Compensation Table Total	$4,228,259
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(3,498,403)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$5,019,289
Plus(/Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$1,808,594
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$173,726
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—
Compensation Actually Paid	$7,731,465

Non-PEO NEO Average Total Compensation Amount			$ 2,415,456	$ 1,065,372	$ 687,402
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,147,772	1,036,353	716,567
Adjustment to Non-PEO NEO Compensation Footnote
RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL TO COMPENSATION ACTUALLY PAID FOR NON-PEO NEOS

Year	2025
Summary Compensation Table Total	$2,415,456
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(1,901,721)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$2,801,178
Plus(/Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$792,485
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$40,374
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—
Compensation Actually Paid	$4,147,772

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between the average Compensation Actually Paid to our PEOs, the average Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

*PEO 2 did not become PEO until 2025

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between the average Compensation Actually Paid to our PEOs, the average Compensation Actually Paid to our Non-PEO NEOs, and our Net Loss during the three most recently completed fiscal years.

*PEO 2 did not become PEO until 2025

Total Shareholder Return Amount			$ 206.87	56.86	67.47
Net Income (Loss)			$ (39,678,000)	(12,536,000)	(32,901,000)
PEO Name	Jonathan Harris	Kurt Workman
Additional 402(v) Disclosure			Assumes $100 was invested for the period starting December 31, 2022, through the end of the listed year in a share of our common stock, and assumes reinvestment of dividends.
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,901,721)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,801,178
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			792,485
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			40,374
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Kurt Workman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			799,405	987,073	269,127
PEO Actually Paid Compensation Amount			1,253,858	$ 920,147	$ (88,448)
PEO Name				Kurt Workman	Kurt Workman
Kurt Workman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(217,829)
Kurt Workman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			410,077
Kurt Workman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Kurt Workman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			450,409
Kurt Workman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(188,204)
Jonathan Harris [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,228,259
PEO Actually Paid Compensation Amount			7,731,465
Jonathan Harris [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,498,403)
Jonathan Harris [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,019,289
Jonathan Harris [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,808,594
Jonathan Harris [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			173,726
Jonathan Harris [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0